Financial instruments - Schedule of Carrying Amounts of Derivative Contracts Designated and Not Designated as Hedging Instruments for Hedge Accounting (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Designated	$ 411	$ 40
Not designated	9,322	10,007
Assets, Total	9,733	10,047
Designated	937	2,511
Not designated	5,835	7,065
Liabilities, Total	6,772	9,576
Net	2,961	471
Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Designated	16	7
Not designated	5	1
Assets, Total	21	8
Designated	20	64
Not designated	25	0
Liabilities, Total	45	64
Net	(24)	(56)
Forward foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Designated	0	0
Not designated	337	682
Assets, Total	337	682
Designated	0	0
Not designated	290	379
Liabilities, Total	290	379
Net	47	303
Currency swaps and options
Disclosure of detailed information about hedging instruments [line items]
Designated	395	33
Not designated	2	5
Assets, Total	397	38
Designated	917	2,447
Not designated	101	42
Liabilities, Total	1,018	2,489
Net	(621)	(2,451)
Commodity derivatives
Disclosure of detailed information about hedging instruments [line items]
Designated	0	0
Not designated	8,832	9,204
Assets, Total	8,832	9,204
Designated	0	0
Not designated	5,252	6,630
Liabilities, Total	5,252	6,630
Net	3,580	2,574
Other
Disclosure of detailed information about hedging instruments [line items]
Designated	0	0
Not designated	146	115
Assets, Total	146	115
Designated	0	0
Not designated	167	14
Liabilities, Total	167	14
Net	$ (21)	$ 101